Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,292,719.65

Principal:
Principal Collections	$28,628,938.59
Prepayments in Full	$18,328,760.10
Liquidation Proceeds	$940,147.17
Recoveries	$32,867.87
Sub Total	$47,930,713.73
Collections	$53,223,433.38

Purchase Amounts:
Purchase Amounts Related to Principal	$307,124.01
Purchase Amounts Related to Interest	$1,480.61
Sub Total	$308,604.62

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,532,038.00

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$53,532,038.00
Servicing Fee	$1,150,199.04	$1,150,199.04	$0.00	$0.00	$52,381,838.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$52,381,838.96
Interest - Class A-2 Notes	$161,445.87	$161,445.87	$0.00	$0.00	$52,220,393.09
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$51,825,593.09
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$51,678,034.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,678,034.76
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$51,594,548.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,594,548.68
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$51,525,215.35
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,525,215.35
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$51,427,548.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$51,427,548.68
Regular Principal Payment	$45,987,828.78	$45,987,828.78	$0.00	$0.00	$5,439,719.90
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,439,719.90
Residuel Released to Depositor	$0.00	$5,439,719.90	$0.00	$0.00	$0.00
Total		$53,532,038.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$45,987,828.78
Total					$45,987,828.78
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$45,987,828.78	$74.55	$161,445.87	$0.26	$46,149,274.65	$74.81
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$45,987,828.78	$22.54	$954,290.28	$0.47	$46,942,119.06	$23.01

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$339,886,051.10	0.5509581	$293,898,222.32	0.4764114
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,314,946,051.10	0.6446256	$1,268,958,222.32	0.6220810

Pool Information
Weighted Average APR	4.669%	4.661%
Weighted Average Remaining Term	50.19	49.35
Number of Receivables Outstanding	66,557	65,019
Pool Balance	$1,380,238,847.53	$1,331,372,892.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,325,254,860.10	$1,278,534,042.00
Pool Factor	0.6639100	0.6404049

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$19,970,593.39
Yield Supplement Overcollateralization Amount	$52,838,850.55
Targeted Overcollateralization Amount	$62,414,670.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$62,414,670.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	11

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		177	$660,985.11
(Recoveries)		47	$32,867.87
Net Losses for Current Collection Period			$628,117.24
Cumulative Net Losses Last Collection Period			$3,352,084.77
Cumulative Net Losses for all Collection Periods			$3,980,202.01

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.55%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.31%	772	$17,436,447.48
61-90 Days Delinquent	0.15%	85	$2,052,796.23
91-120 Days Delinquent	0.03%	18	$359,353.52
Over 120 Days Delinquent	0.06%	34	$859,258.49
Total Delinquent Receivables	1.56%	909	$20,707,855.72

Repossession Inventory:
Repossessed in the Current Collection Period		49	$1,348,023.07
Total Repossessed Inventory		78	$2,193,665.78

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5004%
Preceding Collection Period			0.6909%
Current Collection Period			0.5559%
Three Month Average			0.5824%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2331%
Preceding Collection Period			0.2103%
Current Collection Period			0.2107%
Three Month Average			0.2180%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer